Shareholder Report, Average Annual Return (Details)				6 Months Ended	10 Months Ended		12 Months Ended	31 Months Ended	60 Months Ended	74 Months Ended	120 Months Ended
	Sep. 15, 2023	Nov. 17, 2021	May 01, 2018	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000015708
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Johnson Equity Income Fund - Class I
C000244749
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Johnson Equity Income Fund - Class S
C000015712
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Johnson Opportunity Fund - Class I
C000244750
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Johnson Opportunity Fund - Class S
C000071343
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Johnson International Fund
C000015709
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Johnson Enhanced Return Fund
C000244751
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Johnson Inst Core Bond Fund - Class I
C000200604
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Johnson Inst Core Bond Fund - Class F
C000015718
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Johnson Inst Core Bond Fund - Class S
C000015717
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Johnson Inst Intermediate Bond Fund - Class I
C000200603
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Johnson Inst Intermediate Bond Fund - Class F
C000015716
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Johnson Inst Short Duration Bond Fund - Class I
C000200602
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Johnson Inst Short Duration Bond Fund - Class F
C000229855
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Johnson Core Plus Bond Fund
C000015715
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Johnson Municipal Income Fund
Without Sales Load [Member] | C000015708
Average Annual Return [Line Items]
Average Annual Return, Percent							11.22%		11.19%		10.19%
Without Sales Load [Member] | C000244749
Average Annual Return [Line Items]
Average Annual Return, Percent					11.82%
Without Sales Load [Member] | C000015712
Average Annual Return [Line Items]
Average Annual Return, Percent							12.02%		9.90%		8.28%
Without Sales Load [Member] | C000244750
Average Annual Return [Line Items]
Average Annual Return, Percent					13.20%
Without Sales Load [Member] | C000071343
Average Annual Return [Line Items]
Average Annual Return, Percent							10.77%		6.16%		3.96%
Without Sales Load [Member] | C000015709
Average Annual Return [Line Items]
Average Annual Return, Percent							22.89%		12.63%		11.67%
Without Sales Load [Member] | C000244751
Average Annual Return [Line Items]
Average Annual Return, Percent							2.61%		(0.16%)		1.64%
Without Sales Load [Member] | C000200604
Average Annual Return [Line Items]
Average Annual Return, Percent							2.41%		(0.32%)	1.11%
Without Sales Load [Member] | C000015718
Average Annual Return [Line Items]
Average Annual Return, Percent					4.49%
Without Sales Load [Member] | C000015717
Average Annual Return [Line Items]
Average Annual Return, Percent							4.40%		0.65%		1.74%
Without Sales Load [Member] | C000200603
Average Annual Return [Line Items]
Average Annual Return, Percent							4.25%		0.50%	1.55%
Without Sales Load [Member] | C000015716
Average Annual Return [Line Items]
Average Annual Return, Percent							5.01%		1.24%		1.44%
Without Sales Load [Member] | C000200602
Average Annual Return [Line Items]
Average Annual Return, Percent							4.83%		1.07%	1.57%
Without Sales Load [Member] | C000229855
Average Annual Return [Line Items]
Average Annual Return, Percent							2.91%	(3.48%)
Without Sales Load [Member] | C000015715
Average Annual Return [Line Items]
Average Annual Return, Percent							3.13%		0.68%		1.58%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							24.56%		15.05%		12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					24.13%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							10.47%		8.31%		7.99%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					12.53%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI ACWI ex USA Index
Average Annual Return, Percent							11.62%		5.55%		3.84%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent							24.56%		15.05%		12.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%		(0.23%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%		(0.23%)	1.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					4.50%
Bloomberg Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent							4.19%		0.71%		1.55%
Bloomberg Intermediate Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent							4.19%		0.71%	1.78%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent							4.97%		1.28%		1.37%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent							4.97%		1.28%	1.80%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent							2.63%	(3.36%)
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Average Annual Return, Percent							3.21%		1.16%		2.39%
Bloomberg Municipal Bond: 5 Year GO (4-6)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond: 5 Year GO (4-6)
Average Annual Return, Percent							1.62%		0.72%		1.47%